Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DEUTSCHE DWS INCOME TRUST
Entity Central Index Key	0000747677
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000096664
Shareholder Report [Line Items]
Fund Name	DWS High Income Fund
Class Name	Class A
Trading Symbol	KHYAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS High Income Fund (the "Fund") for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$105	0.98%

Gross expense ratio as of the latest prospectus: 0.98%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned 13.64% (unadjusted for sales charges) for the period ended September 30, 2024. The Fund's broad-based index, the Bloomberg U.S. Aggregate Bond Index, returned 11.57% for the same period, while the Fund's additional, more narrowly based index, the ICE BofA US High Yield Index, returned 15.67%.

The Fund’s underperformance stemmed, in part, from its underweights in lower-quality bonds rated CCC and below, since this category delivered returns well in excess of the broader market. On the other hand, the Fund benefited from its positions in bonds that were upgraded to investment-grade status.

Sector allocation also detracted from performance, primarily as a result of underweights in the outperforming retail, and technology industries. It’s important to note, however, that the bulk of the shortfall in these areas was the result of strength in the securities of distressed borrowers that we sought to avoid. On the plus side, selection in the chemicals, electric utilities, and exploration and production subsectors contributed.

At the individual security level, Teva Pharmaceutical Finance Netherlands II BV (0.6%) was a top contributor. The bonds rose in price after the company reached an agreement with the U.S. Department of Justice (DOJ) to settle price-fixing charges, allowing it to focus on growth and deleveraging. The Dutch cable company Ziggo BV (0.6%) and the U.S. utility NRG Energy, Inc. (0.7%) were further contributors of note.

An overweight in Spirit Loyalty Cayman* — the issuing entity for Spirit Airlines — was a notable detractor. The bonds declined in price after the company’s proposed merger with JetBlue was blocked by the DOJ. Additionally, weak operating fundamentals and challenged liquidity raised concerns that the company could struggle to meet its 2025 debt maturities. An underweight in the distressed satellite television provider Dish DBS Corp. (0.5%) and an overweight in the copper mining company First Quantum Minerals, Ltd. (0.2%) detracted, as well.

Percentages in parentheses are based on the Fund’s net assets as of September 30, 2024.

* Not held at September 30, 2024.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	Bloomberg U.S. Aggregate Bond Index	ICE BofA US High Yield Index
'14	$9,550	$10,000	$10,000
'14	$9,653	$10,098	$10,114
'14	$9,562	$10,170	$10,042
'14	$9,431	$10,179	$9,894
'15	$9,477	$10,393	$9,962
'15	$9,662	$10,295	$10,200
'15	$9,649	$10,343	$10,146
'15	$9,755	$10,306	$10,267
'15	$9,758	$10,281	$10,298
'15	$9,618	$10,169	$10,141
'15	$9,601	$10,240	$10,079
'15	$9,420	$10,225	$9,900
'15	$9,176	$10,294	$9,646
'15	$9,444	$10,296	$9,909
'15	$9,295	$10,269	$9,688
'15	$9,104	$10,235	$9,438
'16	$8,997	$10,376	$9,289
'16	$9,014	$10,450	$9,332
'16	$9,263	$10,546	$9,744
'16	$9,555	$10,586	$10,134
'16	$9,593	$10,589	$10,207
'16	$9,653	$10,779	$10,317
'16	$9,884	$10,847	$10,578
'16	$10,099	$10,835	$10,814
'16	$10,164	$10,829	$10,883
'16	$10,142	$10,746	$10,918
'16	$10,121	$10,492	$10,874
'16	$10,268	$10,506	$11,088
'17	$10,422	$10,527	$11,237
'17	$10,556	$10,598	$11,412
'17	$10,536	$10,592	$11,388
'17	$10,649	$10,674	$11,517
'17	$10,717	$10,756	$11,620
'17	$10,721	$10,745	$11,632
'17	$10,860	$10,792	$11,766
'17	$10,886	$10,888	$11,763
'17	$10,958	$10,836	$11,869
'17	$10,981	$10,843	$11,915
'17	$11,004	$10,829	$11,883
'17	$11,004	$10,879	$11,918
'18	$11,074	$10,753	$11,994
'18	$10,958	$10,651	$11,883
'18	$10,866	$10,720	$11,809
'18	$10,938	$10,640	$11,888
'18	$10,939	$10,716	$11,886
'18	$10,965	$10,703	$11,927
'18	$11,087	$10,705	$12,060
'18	$11,184	$10,774	$12,148
'18	$11,235	$10,705	$12,218
'18	$11,045	$10,620	$12,018
'18	$10,975	$10,684	$11,909
'18	$10,733	$10,880	$11,648
'19	$11,224	$10,995	$12,183
'19	$11,423	$10,989	$12,389
'19	$11,524	$11,200	$12,510
'19	$11,670	$11,203	$12,685
'19	$11,519	$11,402	$12,524
'19	$11,840	$11,545	$12,831
'19	$11,913	$11,570	$12,897
'19	$11,986	$11,870	$12,947
'19	$12,033	$11,807	$12,988
'19	$12,081	$11,842	$13,018
'19	$12,129	$11,836	$13,054
'19	$12,306	$11,828	$13,326
'20	$12,277	$12,056	$13,327
'20	$12,067	$12,273	$13,120
'20	$10,852	$12,201	$11,576
'20	$11,288	$12,417	$12,016
'20	$11,831	$12,475	$12,562
'20	$11,798	$12,554	$12,681
'20	$12,450	$12,741	$13,283
'20	$12,524	$12,638	$13,415
'20	$12,360	$12,632	$13,276
'20	$12,460	$12,575	$13,336
'20	$12,854	$12,699	$13,871
'20	$13,036	$12,716	$14,136
'21	$13,030	$12,625	$14,190
'21	$13,051	$12,443	$14,239
'21	$13,073	$12,287	$14,264
'21	$13,204	$12,384	$14,421
'21	$13,254	$12,425	$14,462
'21	$13,386	$12,512	$14,659
'21	$13,408	$12,652	$14,711
'21	$13,458	$12,628	$14,794
'21	$13,452	$12,519	$14,797
'21	$13,419	$12,515	$14,770
'21	$13,302	$12,552	$14,616
'21	$13,549	$12,520	$14,892
'22	$13,206	$12,250	$14,486
'22	$13,116	$12,114	$14,361
'22	$13,027	$11,777	$14,218
'22	$12,594	$11,330	$13,706
'22	$12,676	$11,403	$13,740
'22	$11,838	$11,224	$12,806
'22	$12,554	$11,499	$13,576
'22	$12,229	$11,174	$13,244
'22	$11,788	$10,691	$12,717
'22	$12,163	$10,552	$13,079
'22	$12,422	$10,940	$13,322
'22	$12,310	$10,891	$13,223
'23	$12,752	$11,226	$13,740
'23	$12,543	$10,936	$13,563
'23	$12,753	$11,214	$13,714
'23	$12,846	$11,282	$13,848
'23	$12,698	$11,159	$13,716
'23	$12,883	$11,119	$13,939
'23	$13,039	$11,111	$14,138
'23	$13,074	$11,040	$14,180
'23	$12,924	$10,760	$14,014
'23	$12,712	$10,590	$13,839
'23	$13,276	$11,070	$14,470
'23	$13,719	$11,493	$15,004
'24	$13,725	$11,462	$15,007
'24	$13,731	$11,300	$15,052
'24	$13,896	$11,404	$15,231
'24	$13,774	$11,116	$15,079
'24	$13,942	$11,305	$15,250
'24	$14,046	$11,412	$15,397
'24	$14,280	$11,678	$15,699
'24	$14,483	$11,846	$15,949
'24	$14,687	$12,004	$16,209

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	13.64%	4.07%	4.40%
Class A Adjusted for the Maximum Sales Charge (max 4.5% load)	8.53%	3.11%	3.92%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
ICE BofA US High Yield Index	15.67%	4.53%	4.95%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 525,239,452
Holdings Count | Holding	339
Advisory Fees Paid, Amount	$ 2,436,783
InvestmentCompanyPortfolioTurnover	113.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	525,239,452
Number of Portfolio Holdings	339
Portfolio Turnover Rate (%)	113
Total Net Advisory Fees Paid ($)	2,436,783

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Corporate Bonds	92%
Exchange-Traded Funds	4%
Cash Equivalents	3%
Convertible Bonds	1%
Loan Participations and Assignments	1%
Government & Agency Obligations	0%
Warrants	0%
Common Stocks	0%
Other Assets and Liabilities, Net	(1%)
Total	100%

Sector Allocation

Sector	% of Net Assets
Energy	16%
Communication Services	15%
Industrials	13%
Consumer Discretionary	12%
Materials	10%
Utilities	7%
Health Care	6%
Financials	5%
Information Technology	4%
Consumer Staples	4%
Real Estate	2%

Credit Quality

Credit Rating	% of Net Assets
BBB	4%
BB	60%
B	27%
CCC	7%
Not Rated	1%

Material Fund Change [Text Block]
C000096666
Shareholder Report [Line Items]
Fund Name	DWS High Income Fund
Class Name	Class C
Trading Symbol	KHYCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS High Income Fund (the "Fund") for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$186	1.75%

Gross expense ratio as of the latest prospectus: 1.79%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 186
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class C shares of the Fund returned 12.74% (unadjusted for sales charges) for the period ended September 30, 2024. The Fund's broad-based index, the Bloomberg U.S. Aggregate Bond Index, returned 11.57% for the same period, while the Fund's additional, more narrowly based index, the ICE BofA US High Yield Index, returned 15.67%.

The Fund’s underperformance stemmed, in part, from its underweights in lower-quality bonds rated CCC and below, since this category delivered returns well in excess of the broader market. On the other hand, the Fund benefited from its positions in bonds that were upgraded to investment-grade status.

Sector allocation also detracted from performance, primarily as a result of underweights in the outperforming retail, and technology industries. It’s important to note, however, that the bulk of the shortfall in these areas was the result of strength in the securities of distressed borrowers that we sought to avoid. On the plus side, selection in the chemicals, electric utilities, and exploration and production subsectors contributed.

At the individual security level, Teva Pharmaceutical Finance Netherlands II BV (0.6%) was a top contributor. The bonds rose in price after the company reached an agreement with the U.S. Department of Justice (DOJ) to settle price-fixing charges, allowing it to focus on growth and deleveraging. The Dutch cable company Ziggo BV (0.6%) and the U.S. utility NRG Energy, Inc. (0.7%) were further contributors of note.

An overweight in Spirit Loyalty Cayman* — the issuing entity for Spirit Airlines — was a notable detractor. The bonds declined in price after the company’s proposed merger with JetBlue was blocked by the DOJ. Additionally, weak operating fundamentals and challenged liquidity raised concerns that the company could struggle to meet its 2025 debt maturities. An underweight in the distressed satellite television provider Dish DBS Corp. (0.5%) and an overweight in the copper mining company First Quantum Minerals, Ltd. (0.2%) detracted, as well.

Percentages in parentheses are based on the Fund’s net assets as of September 30, 2024.

* Not held at September 30, 2024.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class C	Bloomberg U.S. Aggregate Bond Index	ICE BofA US High Yield Index
'14	$10,000	$10,000	$10,000
'14	$10,081	$10,098	$10,114
'14	$10,000	$10,170	$10,042
'14	$9,857	$10,179	$9,894
'15	$9,898	$10,393	$9,962
'15	$10,064	$10,295	$10,200
'15	$10,044	$10,343	$10,146
'15	$10,148	$10,306	$10,267
'15	$10,165	$10,281	$10,298
'15	$9,993	$10,169	$10,141
'15	$9,989	$10,240	$10,079
'15	$9,795	$10,225	$9,900
'15	$9,536	$10,294	$9,646
'15	$9,807	$10,296	$9,909
'15	$9,626	$10,269	$9,688
'15	$9,422	$10,235	$9,438
'16	$9,305	$10,376	$9,289
'16	$9,339	$10,450	$9,332
'16	$9,567	$10,546	$9,744
'16	$9,884	$10,586	$10,134
'16	$9,917	$10,589	$10,207
'16	$9,951	$10,779	$10,317
'16	$10,182	$10,847	$10,578
'16	$10,396	$10,835	$10,814
'16	$10,457	$10,829	$10,883
'16	$10,450	$10,746	$10,918
'16	$10,399	$10,492	$10,874
'16	$10,565	$10,506	$11,088
'17	$10,694	$10,527	$11,237
'17	$10,847	$10,598	$11,412
'17	$10,797	$10,592	$11,388
'17	$10,906	$10,674	$11,517
'17	$10,992	$10,756	$11,620
'17	$10,988	$10,745	$11,632
'17	$11,123	$10,792	$11,766
'17	$11,120	$10,888	$11,763
'17	$11,210	$10,836	$11,869
'17	$11,226	$10,843	$11,915
'17	$11,219	$10,829	$11,883
'17	$11,236	$10,879	$11,918
'18	$11,276	$10,753	$11,994
'18	$11,151	$10,651	$11,883
'18	$11,050	$10,720	$11,809
'18	$11,140	$10,640	$11,888
'18	$11,134	$10,716	$11,886
'18	$11,153	$10,703	$11,927
'18	$11,245	$10,705	$12,060
'18	$11,336	$10,774	$12,148
'18	$11,404	$10,705	$12,218
'18	$11,204	$10,620	$12,018
'18	$11,102	$10,684	$11,909
'18	$10,851	$10,880	$11,648
'19	$11,364	$10,995	$12,183
'19	$11,533	$10,989	$12,389
'19	$11,628	$11,200	$12,510
'19	$11,768	$11,203	$12,685
'19	$11,608	$11,402	$12,524
'19	$11,924	$11,545	$12,831
'19	$11,988	$11,570	$12,897
'19	$12,078	$11,870	$12,947
'19	$12,118	$11,807	$12,988
'19	$12,132	$11,842	$13,018
'19	$12,173	$11,836	$13,054
'19	$12,367	$11,828	$13,326
'20	$12,305	$12,056	$13,327
'20	$12,087	$12,273	$13,120
'20	$10,889	$12,201	$11,576
'20	$11,318	$12,417	$12,016
'20	$11,827	$12,475	$12,562
'20	$11,814	$12,554	$12,681
'20	$12,430	$12,741	$13,283
'20	$12,496	$12,638	$13,415
'20	$12,350	$12,632	$13,276
'20	$12,415	$12,575	$13,336
'20	$12,826	$12,699	$13,871
'20	$12,999	$12,716	$14,136
'21	$12,984	$12,625	$14,190
'21	$12,997	$12,443	$14,239
'21	$13,011	$12,287	$14,264
'21	$13,132	$12,384	$14,421
'21	$13,145	$12,425	$14,462
'21	$13,295	$12,512	$14,659
'21	$13,308	$12,652	$14,711
'21	$13,348	$12,628	$14,794
'21	$13,334	$12,519	$14,797
'21	$13,293	$12,515	$14,770
'21	$13,140	$12,552	$14,616
'21	$13,376	$12,520	$14,892
'22	$13,028	$12,250	$14,486
'22	$12,932	$12,114	$14,361
'22	$12,863	$11,777	$14,218
'22	$12,429	$11,330	$13,706
'22	$12,501	$11,403	$13,740
'22	$11,669	$11,224	$12,806
'22	$12,336	$11,499	$13,576
'22	$12,009	$11,174	$13,244
'22	$11,596	$10,691	$12,717
'22	$11,956	$10,552	$13,079
'22	$12,202	$10,940	$13,322
'22	$12,084	$10,891	$13,223
'23	$12,479	$11,226	$13,740
'23	$12,297	$10,936	$13,563
'23	$12,494	$11,214	$13,714
'23	$12,547	$11,282	$13,848
'23	$12,394	$11,159	$13,716
'23	$12,596	$11,119	$13,939
'23	$12,740	$11,111	$14,138
'23	$12,766	$11,040	$14,180
'23	$12,611	$10,760	$14,014
'23	$12,397	$10,590	$13,839
'23	$12,938	$11,070	$14,470
'23	$13,360	$11,493	$15,004
'24	$13,357	$11,462	$15,007
'24	$13,355	$11,300	$15,052
'24	$13,475	$11,404	$15,231
'24	$13,380	$11,116	$15,079
'24	$13,534	$11,305	$15,250
'24	$13,626	$11,412	$15,397
'24	$13,843	$11,678	$15,699
'24	$14,030	$11,846	$15,949
'24	$14,218	$12,004	$16,209

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	12.74%	3.25%	3.58%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	11.74%	3.25%	3.58%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
ICE BofA US High Yield Index	15.67%	4.53%	4.95%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 525,239,452
Holdings Count | Holding	339
Advisory Fees Paid, Amount	$ 2,436,783
InvestmentCompanyPortfolioTurnover	113.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	525,239,452
Number of Portfolio Holdings	339
Portfolio Turnover Rate (%)	113
Total Net Advisory Fees Paid ($)	2,436,783

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Corporate Bonds	92%
Exchange-Traded Funds	4%
Cash Equivalents	3%
Convertible Bonds	1%
Loan Participations and Assignments	1%
Government & Agency Obligations	0%
Warrants	0%
Common Stocks	0%
Other Assets and Liabilities, Net	(1%)
Total	100%

Sector Allocation

Sector	% of Net Assets
Energy	16%
Communication Services	15%
Industrials	13%
Consumer Discretionary	12%
Materials	10%
Utilities	7%
Health Care	6%
Financials	5%
Information Technology	4%
Consumer Staples	4%
Real Estate	2%

Credit Quality

Credit Rating	% of Net Assets
BBB	4%
BB	60%
B	27%
CCC	7%
Not Rated	1%

Material Fund Change [Text Block]
C000148125
Shareholder Report [Line Items]
Fund Name	DWS High Income Fund
Class Name	Class R6
Trading Symbol	KHYQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS High Income Fund (the "Fund") for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$71	0.66%

Gross expense ratio as of the latest prospectus: 0.68%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class R6 shares of the Fund returned 13.98% for the period ended September 30, 2024. The Fund's broad-based index, the Bloomberg U.S. Aggregate Bond Index, returned 11.57% for the same period, while the Fund's additional, more narrowly based index, the ICE BofA US High Yield Index, returned 15.67%.

The Fund’s underperformance stemmed, in part, from its underweights in lower-quality bonds rated CCC and below, since this category delivered returns well in excess of the broader market. On the other hand, the Fund benefited from its positions in bonds that were upgraded to investment-grade status.

Sector allocation also detracted from performance, primarily as a result of underweights in the outperforming retail, and technology industries. It’s important to note, however, that the bulk of the shortfall in these areas was the result of strength in the securities of distressed borrowers that we sought to avoid. On the plus side, selection in the chemicals, electric utilities, and exploration and production subsectors contributed.

At the individual security level, Teva Pharmaceutical Finance Netherlands II BV (0.6%) was a top contributor. The bonds rose in price after the company reached an agreement with the U.S. Department of Justice (DOJ) to settle price-fixing charges, allowing it to focus on growth and deleveraging. The Dutch cable company Ziggo BV (0.6%) and the U.S. utility NRG Energy, Inc. (0.7%) were further contributors of note.

An overweight in Spirit Loyalty Cayman* — the issuing entity for Spirit Airlines — was a notable detractor. The bonds declined in price after the company’s proposed merger with JetBlue was blocked by the DOJ. Additionally, weak operating fundamentals and challenged liquidity raised concerns that the company could struggle to meet its 2025 debt maturities. An underweight in the distressed satellite television provider Dish DBS Corp. (0.5%) and an overweight in the copper mining company First Quantum Minerals, Ltd. (0.2%) detracted, as well.

Percentages in parentheses are based on the Fund’s net assets as of September 30, 2024.

* Not held at September 30, 2024.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Aggregate Bond Index	ICE BofA US High Yield Index
'14	$10,000	$10,000	$10,000
'14	$10,091	$10,098	$10,114
'14	$10,019	$10,170	$10,042
'14	$9,884	$10,179	$9,894
'15	$9,935	$10,393	$9,962
'15	$10,131	$10,295	$10,200
'15	$10,098	$10,343	$10,146
'15	$10,212	$10,306	$10,267
'15	$10,217	$10,281	$10,298
'15	$10,073	$10,169	$10,141
'15	$10,056	$10,240	$10,079
'15	$9,889	$10,225	$9,900
'15	$9,613	$10,294	$9,646
'15	$9,895	$10,296	$9,909
'15	$9,741	$10,269	$9,688
'15	$9,542	$10,235	$9,438
'16	$9,430	$10,376	$9,289
'16	$9,472	$10,450	$9,332
'16	$9,711	$10,546	$9,744
'16	$10,018	$10,586	$10,134
'16	$10,082	$10,589	$10,207
'16	$10,124	$10,779	$10,317
'16	$10,367	$10,847	$10,578
'16	$10,594	$10,835	$10,814
'16	$10,664	$10,829	$10,883
'16	$10,666	$10,746	$10,918
'16	$10,645	$10,492	$10,874
'16	$10,800	$10,506	$11,088
'17	$10,940	$10,527	$11,237
'17	$11,105	$10,598	$11,412
'17	$11,062	$10,592	$11,388
'17	$11,182	$10,674	$11,517
'17	$11,279	$10,756	$11,620
'17	$11,285	$10,745	$11,632
'17	$11,433	$10,792	$11,766
'17	$11,439	$10,888	$11,763
'17	$11,541	$10,836	$11,869
'17	$11,568	$10,843	$11,915
'17	$11,570	$10,829	$11,883
'17	$11,598	$10,879	$11,918
'18	$11,649	$10,753	$11,994
'18	$11,530	$10,651	$11,883
'18	$11,460	$10,720	$11,809
'18	$11,538	$10,640	$11,888
'18	$11,542	$10,716	$11,886
'18	$11,572	$10,703	$11,927
'18	$11,703	$10,705	$12,060
'18	$11,809	$10,774	$12,148
'18	$11,864	$10,705	$12,218
'18	$11,667	$10,620	$12,018
'18	$11,570	$10,684	$11,909
'18	$11,344	$10,880	$11,648
'19	$11,864	$10,995	$12,183
'19	$12,050	$10,989	$12,389
'19	$12,159	$11,200	$12,510
'19	$12,316	$11,203	$12,685
'19	$12,159	$11,402	$12,524
'19	$12,501	$11,545	$12,831
'19	$12,581	$11,570	$12,897
'19	$12,661	$11,870	$12,947
'19	$12,741	$11,807	$12,988
'19	$12,768	$11,842	$13,018
'19	$12,822	$11,836	$13,054
'19	$13,038	$11,828	$13,326
'20	$12,984	$12,056	$13,327
'20	$12,764	$12,273	$13,120
'20	$11,482	$12,201	$11,576
'20	$11,946	$12,417	$12,016
'20	$12,524	$12,475	$12,562
'20	$12,520	$12,554	$12,681
'20	$13,186	$12,741	$13,283
'20	$13,267	$12,638	$13,415
'20	$13,124	$12,632	$13,276
'20	$13,205	$12,575	$13,336
'20	$13,655	$12,699	$13,871
'20	$13,822	$12,716	$14,136
'21	$13,819	$12,625	$14,190
'21	$13,844	$12,443	$14,239
'21	$13,899	$12,287	$14,264
'21	$14,041	$12,384	$14,421
'21	$14,068	$12,425	$14,462
'21	$14,211	$12,512	$14,659
'21	$14,239	$12,652	$14,711
'21	$14,295	$12,628	$14,794
'21	$14,293	$12,519	$14,797
'21	$14,262	$12,515	$14,770
'21	$14,140	$12,552	$14,616
'21	$14,406	$12,520	$14,892
'22	$14,045	$12,250	$14,486
'22	$13,953	$12,114	$14,361
'22	$13,861	$11,777	$14,218
'22	$13,404	$11,330	$13,706
'22	$13,495	$11,403	$13,740
'22	$12,606	$11,224	$12,806
'22	$13,371	$11,499	$13,576
'22	$13,030	$11,174	$13,244
'22	$12,562	$10,691	$12,717
'22	$12,965	$10,552	$13,079
'22	$13,245	$10,940	$13,322
'22	$13,128	$10,891	$13,223
'23	$13,603	$11,226	$13,740
'23	$13,384	$10,936	$13,563
'23	$13,611	$11,214	$13,714
'23	$13,713	$11,282	$13,848
'23	$13,558	$11,159	$13,716
'23	$13,759	$11,119	$13,939
'23	$13,929	$11,111	$14,138
'23	$13,971	$11,040	$14,180
'23	$13,813	$10,760	$14,014
'23	$13,590	$10,590	$13,839
'23	$14,196	$11,070	$14,470
'23	$14,674	$11,493	$15,004
'24	$14,684	$11,462	$15,007
'24	$14,694	$11,300	$15,052
'24	$14,874	$11,404	$15,231
'24	$14,748	$11,116	$15,079
'24	$14,931	$11,305	$15,250
'24	$15,046	$11,412	$15,397
'24	$15,300	$11,678	$15,699
'24	$15,522	$11,846	$15,949
'24	$15,744	$12,004	$16,209

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class R6 No Sales Charge	13.98%	4.32%	4.64%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
ICE BofA US High Yield Index	15.67%	4.53%	4.95%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 525,239,452
Holdings Count | Holding	339
Advisory Fees Paid, Amount	$ 2,436,783
InvestmentCompanyPortfolioTurnover	113.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	525,239,452
Number of Portfolio Holdings	339
Portfolio Turnover Rate (%)	113
Total Net Advisory Fees Paid ($)	2,436,783

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Corporate Bonds	92%
Exchange-Traded Funds	4%
Cash Equivalents	3%
Convertible Bonds	1%
Loan Participations and Assignments	1%
Government & Agency Obligations	0%
Warrants	0%
Common Stocks	0%
Other Assets and Liabilities, Net	(1%)
Total	100%

Sector Allocation

Sector	% of Net Assets
Energy	16%
Communication Services	15%
Industrials	13%
Consumer Discretionary	12%
Materials	10%
Utilities	7%
Health Care	6%
Financials	5%
Information Technology	4%
Consumer Staples	4%
Real Estate	2%

Credit Quality

Credit Rating	% of Net Assets
BBB	4%
BB	60%
B	27%
CCC	7%
Not Rated	1%

Material Fund Change [Text Block]
C000113857
Shareholder Report [Line Items]
Fund Name	DWS High Income Fund
Class Name	Class S
Trading Symbol	KHYSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS High Income Fund (the "Fund") for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$80	0.75%

Gross expense ratio as of the latest prospectus: 0.79%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class S shares of the Fund returned 13.87% for the period ended September 30, 2024. The Fund's broad-based index, the Bloomberg U.S. Aggregate Bond Index, returned 11.57% for the same period, while the Fund's additional, more narrowly based index, the ICE BofA US High Yield Index, returned 15.67%.

The Fund’s underperformance stemmed, in part, from its underweights in lower-quality bonds rated CCC and below, since this category delivered returns well in excess of the broader market. On the other hand, the Fund benefited from its positions in bonds that were upgraded to investment-grade status.

Sector allocation also detracted from performance, primarily as a result of underweights in the outperforming retail, and technology industries. It’s important to note, however, that the bulk of the shortfall in these areas was the result of strength in the securities of distressed borrowers that we sought to avoid. On the plus side, selection in the chemicals, electric utilities, and exploration and production subsectors contributed.

At the individual security level, Teva Pharmaceutical Finance Netherlands II BV (0.6%) was a top contributor. The bonds rose in price after the company reached an agreement with the U.S. Department of Justice (DOJ) to settle price-fixing charges, allowing it to focus on growth and deleveraging. The Dutch cable company Ziggo BV (0.6%) and the U.S. utility NRG Energy, Inc. (0.7%) were further contributors of note.

An overweight in Spirit Loyalty Cayman* — the issuing entity for Spirit Airlines — was a notable detractor. The bonds declined in price after the company’s proposed merger with JetBlue was blocked by the DOJ. Additionally, weak operating fundamentals and challenged liquidity raised concerns that the company could struggle to meet its 2025 debt maturities. An underweight in the distressed satellite television provider Dish DBS Corp. (0.5%) and an overweight in the copper mining company First Quantum Minerals, Ltd. (0.2%) detracted, as well.

Percentages in parentheses are based on the Fund’s net assets as of September 30, 2024.

* Not held at September 30, 2024.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class S	Bloomberg U.S. Aggregate Bond Index	ICE BofA US High Yield Index
'14	$10,000	$10,000	$10,000
'14	$10,089	$10,098	$10,114
'14	$10,015	$10,170	$10,042
'14	$9,879	$10,179	$9,894
'15	$9,929	$10,393	$9,962
'15	$10,124	$10,295	$10,200
'15	$10,090	$10,343	$10,146
'15	$10,224	$10,306	$10,267
'15	$10,228	$10,281	$10,298
'15	$10,063	$10,169	$10,141
'15	$10,068	$10,240	$10,079
'15	$9,880	$10,225	$9,900
'15	$9,627	$10,294	$9,646
'15	$9,887	$10,296	$9,909
'15	$9,734	$10,269	$9,688
'15	$9,535	$10,235	$9,438
'16	$9,424	$10,376	$9,289
'16	$9,466	$10,450	$9,332
'16	$9,705	$10,546	$9,744
'16	$10,034	$10,586	$10,134
'16	$10,076	$10,589	$10,207
'16	$10,118	$10,779	$10,317
'16	$10,361	$10,847	$10,578
'16	$10,588	$10,835	$10,814
'16	$10,658	$10,829	$10,883
'16	$10,659	$10,746	$10,918
'16	$10,616	$10,492	$10,874
'16	$10,794	$10,506	$11,088
'17	$10,934	$10,527	$11,237
'17	$11,076	$10,598	$11,412
'17	$11,056	$10,592	$11,388
'17	$11,176	$10,674	$11,517
'17	$11,274	$10,756	$11,620
'17	$11,279	$10,745	$11,632
'17	$11,403	$10,792	$11,766
'17	$11,432	$10,888	$11,763
'17	$11,534	$10,836	$11,869
'17	$11,559	$10,843	$11,915
'17	$11,561	$10,829	$11,883
'17	$11,563	$10,879	$11,918
'18	$11,638	$10,753	$11,994
'18	$11,517	$10,651	$11,883
'18	$11,422	$10,720	$11,809
'18	$11,524	$10,640	$11,888
'18	$11,527	$10,716	$11,886
'18	$11,556	$10,703	$11,927
'18	$11,660	$10,705	$12,060
'18	$11,764	$10,774	$12,148
'18	$11,844	$10,705	$12,218
'18	$11,645	$10,620	$12,018
'18	$11,548	$10,684	$11,909
'18	$11,321	$10,880	$11,648
'19	$11,839	$10,995	$12,183
'19	$12,024	$10,989	$12,389
'19	$12,132	$11,200	$12,510
'19	$12,287	$11,203	$12,685
'19	$12,155	$11,402	$12,524
'19	$12,495	$11,545	$12,831
'19	$12,548	$11,570	$12,897
'19	$12,653	$11,870	$12,947
'19	$12,705	$11,807	$12,988
'19	$12,758	$11,842	$13,018
'19	$12,784	$11,836	$13,054
'19	$12,999	$11,828	$13,326
'20	$12,944	$12,056	$13,327
'20	$12,724	$12,273	$13,120
'20	$11,472	$12,201	$11,576
'20	$11,934	$12,417	$12,016
'20	$12,481	$12,475	$12,562
'20	$12,477	$12,554	$12,681
'20	$13,139	$12,741	$13,283
'20	$13,247	$12,638	$13,415
'20	$13,075	$12,632	$13,276
'20	$13,155	$12,575	$13,336
'20	$13,602	$12,699	$13,871
'20	$13,796	$12,716	$14,136
'21	$13,792	$12,625	$14,190
'21	$13,816	$12,443	$14,239
'21	$13,842	$12,287	$14,264
'21	$13,983	$12,384	$14,421
'21	$14,009	$12,425	$14,462
'21	$14,180	$12,512	$14,659
'21	$14,206	$12,652	$14,711
'21	$14,262	$12,628	$14,794
'21	$14,258	$12,519	$14,797
'21	$14,226	$12,515	$14,770
'21	$14,075	$12,552	$14,616
'21	$14,339	$12,520	$14,892
'22	$13,977	$12,250	$14,486
'22	$13,884	$12,114	$14,361
'22	$13,821	$11,777	$14,218
'22	$13,365	$11,330	$13,706
'22	$13,424	$11,403	$13,740
'22	$12,570	$11,224	$12,806
'22	$13,299	$11,499	$13,576
'22	$12,958	$11,174	$13,244
'22	$12,523	$10,691	$12,717
'22	$12,922	$10,552	$13,079
'22	$13,199	$10,940	$13,322
'22	$13,082	$10,891	$13,223
'23	$13,522	$11,226	$13,740
'23	$13,335	$10,936	$13,563
'23	$13,560	$11,214	$13,714
'23	$13,629	$11,282	$13,848
'23	$13,474	$11,159	$13,716
'23	$13,706	$11,119	$13,939
'23	$13,874	$11,111	$14,138
'23	$13,914	$11,040	$14,180
'23	$13,757	$10,760	$14,014
'23	$13,535	$10,590	$13,839
'23	$14,137	$11,070	$14,470
'23	$14,610	$11,493	$15,004
'24	$14,620	$11,462	$15,007
'24	$14,629	$11,300	$15,052
'24	$14,774	$11,404	$15,231
'24	$14,681	$11,116	$15,079
'24	$14,862	$11,305	$15,250
'24	$14,976	$11,412	$15,397
'24	$15,228	$11,678	$15,699
'24	$15,447	$11,846	$15,949
'24	$15,666	$12,004	$16,209

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	13.87%	4.28%	4.59%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
ICE BofA US High Yield Index	15.67%	4.53%	4.95%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 525,239,452
Holdings Count | Holding	339
Advisory Fees Paid, Amount	$ 2,436,783
InvestmentCompanyPortfolioTurnover	113.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	525,239,452
Number of Portfolio Holdings	339
Portfolio Turnover Rate (%)	113
Total Net Advisory Fees Paid ($)	2,436,783

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Corporate Bonds	92%
Exchange-Traded Funds	4%
Cash Equivalents	3%
Convertible Bonds	1%
Loan Participations and Assignments	1%
Government & Agency Obligations	0%
Warrants	0%
Common Stocks	0%
Other Assets and Liabilities, Net	(1%)
Total	100%

Sector Allocation

Sector	% of Net Assets
Energy	16%
Communication Services	15%
Industrials	13%
Consumer Discretionary	12%
Materials	10%
Utilities	7%
Health Care	6%
Financials	5%
Information Technology	4%
Consumer Staples	4%
Real Estate	2%

Credit Quality

Credit Rating	% of Net Assets
BBB	4%
BB	60%
B	27%
CCC	7%
Not Rated	1%

Material Fund Change [Text Block]
C000096667
Shareholder Report [Line Items]
Fund Name	DWS High Income Fund
Class Name	Institutional Class
Trading Symbol	KHYIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS High Income Fund (the "Fund") for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$79	0.74%

Gross expense ratio as of the latest prospectus: 0.74%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Institutional Class shares of the Fund returned 13.88% for the period ended September 30, 2024. The Fund's broad-based index, the Bloomberg U.S. Aggregate Bond Index, returned 11.57% for the same period, while the Fund's additional, more narrowly based index, the ICE BofA US High Yield Index, returned 15.67%.

The Fund’s underperformance stemmed, in part, from its underweights in lower-quality bonds rated CCC and below, since this category delivered returns well in excess of the broader market. On the other hand, the Fund benefited from its positions in bonds that were upgraded to investment-grade status.

Sector allocation also detracted from performance, primarily as a result of underweights in the outperforming retail, and technology industries. It’s important to note, however, that the bulk of the shortfall in these areas was the result of strength in the securities of distressed borrowers that we sought to avoid. On the plus side, selection in the chemicals, electric utilities, and exploration and production subsectors contributed.

At the individual security level, Teva Pharmaceutical Finance Netherlands II BV (0.6%) was a top contributor. The bonds rose in price after the company reached an agreement with the U.S. Department of Justice (DOJ) to settle price-fixing charges, allowing it to focus on growth and deleveraging. The Dutch cable company Ziggo BV (0.6%) and the U.S. utility NRG Energy, Inc. (0.7%) were further contributors of note.

An overweight in Spirit Loyalty Cayman* — the issuing entity for Spirit Airlines — was a notable detractor. The bonds declined in price after the company’s proposed merger with JetBlue was blocked by the DOJ. Additionally, weak operating fundamentals and challenged liquidity raised concerns that the company could struggle to meet its 2025 debt maturities. An underweight in the distressed satellite television provider Dish DBS Corp. (0.5%) and an overweight in the copper mining company First Quantum Minerals, Ltd. (0.2%) detracted, as well.

Percentages in parentheses are based on the Fund’s net assets as of September 30, 2024.

* Not held at September 30, 2024.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg U.S. Aggregate Bond Index	ICE BofA US High Yield Index
'14	$1,000,000	$1,000,000	$1,000,000
'14	$1,008,963	$1,009,828	$1,011,351
'14	$1,001,651	$1,016,992	$1,004,172
'14	$986,114	$1,017,943	$989,402
'15	$993,190	$1,039,288	$996,196
'15	$1,010,649	$1,029,516	$1,019,960
'15	$1,009,440	$1,034,297	$1,014,553
'15	$1,020,770	$1,030,586	$1,026,749
'15	$1,021,212	$1,028,104	$1,029,771
'15	$1,006,827	$1,016,894	$1,014,085
'15	$1,007,313	$1,023,963	$1,007,864
'15	$988,616	$1,022,493	$990,027
'15	$963,249	$1,029,409	$964,645
'15	$989,314	$1,029,580	$990,863
'15	$973,953	$1,026,860	$968,763
'15	$954,153	$1,023,542	$943,783
'16	$943,067	$1,037,627	$928,853
'16	$947,293	$1,044,988	$933,173
'16	$971,318	$1,054,576	$974,423
'16	$1,004,336	$1,058,624	$1,013,359
'16	$1,008,617	$1,058,896	$1,020,670
'16	$1,012,839	$1,077,922	$1,031,736
'16	$1,037,258	$1,084,737	$1,057,794
'16	$1,060,006	$1,083,497	$1,081,355
'16	$1,067,055	$1,082,862	$1,088,349
'16	$1,067,254	$1,074,579	$1,091,750
'16	$1,065,222	$1,049,161	$1,087,444
'16	$1,080,841	$1,050,641	$1,108,825
'17	$1,094,932	$1,052,703	$1,123,706
'17	$1,111,515	$1,059,778	$1,141,224
'17	$1,107,301	$1,059,222	$1,138,827
'17	$1,119,363	$1,067,396	$1,151,716
'17	$1,129,136	$1,075,612	$1,161,960
'17	$1,129,772	$1,074,529	$1,163,193
'17	$1,144,621	$1,079,153	$1,176,639
'17	$1,145,262	$1,088,833	$1,176,322
'17	$1,155,459	$1,083,647	$1,186,877
'17	$1,158,114	$1,084,275	$1,191,508
'17	$1,158,356	$1,082,883	$1,188,329
'17	$1,161,056	$1,087,853	$1,191,793
'18	$1,166,171	$1,075,324	$1,199,435
'18	$1,154,191	$1,065,131	$1,188,252
'18	$1,147,217	$1,071,962	$1,180,916
'18	$1,155,002	$1,063,989	$1,188,772
'18	$1,155,398	$1,071,583	$1,188,604
'18	$1,158,363	$1,070,265	$1,192,710
'18	$1,168,883	$1,070,520	$1,206,036
'18	$1,179,440	$1,077,408	$1,214,771
'18	$1,187,509	$1,070,470	$1,221,831
'18	$1,167,693	$1,062,011	$1,201,814
'18	$1,157,991	$1,068,351	$1,190,905
'18	$1,135,321	$1,087,978	$1,164,790
'19	$1,187,348	$1,099,532	$1,218,282
'19	$1,205,946	$1,098,895	$1,238,853
'19	$1,216,848	$1,119,996	$1,250,992
'19	$1,232,500	$1,120,283	$1,268,495
'19	$1,219,340	$1,140,170	$1,252,370
'19	$1,253,550	$1,154,488	$1,283,080
'19	$1,261,506	$1,157,027	$1,289,652
'19	$1,269,507	$1,187,008	$1,294,683
'19	$1,274,803	$1,180,686	$1,298,789
'19	$1,280,133	$1,184,242	$1,301,805
'19	$1,282,818	$1,183,639	$1,305,360
'19	$1,304,464	$1,182,814	$1,332,645
'20	$1,301,703	$1,205,577	$1,332,702
'20	$1,276,971	$1,227,276	$1,312,045
'20	$1,151,358	$1,220,054	$1,157,636
'20	$1,197,738	$1,241,742	$1,201,649
'20	$1,252,696	$1,247,523	$1,256,160
'20	$1,252,272	$1,255,381	$1,268,093
'20	$1,318,799	$1,274,133	$1,328,271
'20	$1,329,673	$1,263,848	$1,341,548
'20	$1,312,517	$1,263,155	$1,327,643
'20	$1,320,561	$1,257,515	$1,333,633
'20	$1,365,488	$1,269,854	$1,387,091
'20	$1,385,052	$1,271,604	$1,413,580
'21	$1,384,728	$1,262,487	$1,419,033
'21	$1,387,201	$1,244,256	$1,423,924
'21	$1,389,867	$1,228,719	$1,426,449
'21	$1,404,036	$1,238,426	$1,442,055
'21	$1,406,694	$1,242,472	$1,446,218
'21	$1,423,864	$1,251,202	$1,465,907
'21	$1,426,519	$1,265,192	$1,471,132
'21	$1,432,119	$1,262,783	$1,479,362
'21	$1,431,802	$1,251,850	$1,479,673
'21	$1,428,555	$1,251,505	$1,476,968
'21	$1,413,392	$1,255,208	$1,461,635
'21	$1,442,898	$1,251,996	$1,489,222
'22	$1,403,715	$1,225,023	$1,448,614
'22	$1,394,424	$1,211,356	$1,436,078
'22	$1,388,150	$1,177,702	$1,421,764
'22	$1,342,431	$1,133,011	$1,370,552
'22	$1,351,396	$1,140,316	$1,374,033
'22	$1,262,525	$1,122,427	$1,280,638
'22	$1,335,801	$1,149,853	$1,357,576
'22	$1,301,510	$1,117,362	$1,324,396
'22	$1,257,818	$1,069,085	$1,271,714
'22	$1,297,983	$1,055,238	$1,307,893
'22	$1,325,843	$1,094,045	$1,332,218
'22	$1,314,161	$1,089,110	$1,322,279
'23	$1,358,407	$1,122,615	$1,373,962
'23	$1,339,581	$1,093,589	$1,356,338
'23	$1,362,252	$1,121,369	$1,371,408
'23	$1,369,256	$1,128,165	$1,384,772
'23	$1,353,746	$1,115,881	$1,371,582
'23	$1,376,979	$1,111,901	$1,393,892
'23	$1,393,883	$1,111,126	$1,413,813
'23	$1,397,934	$1,104,029	$1,418,019
'23	$1,382,181	$1,075,974	$1,401,357
'23	$1,359,783	$1,058,994	$1,383,858
'23	$1,420,264	$1,106,952	$1,447,032
'23	$1,467,881	$1,149,325	$1,500,432
'24	$1,468,855	$1,146,169	$1,500,720
'24	$1,469,764	$1,129,976	$1,505,163
'24	$1,487,663	$1,140,410	$1,523,092
'24	$1,474,999	$1,111,605	$1,507,862
'24	$1,493,206	$1,130,450	$1,524,972
'24	$1,504,628	$1,141,152	$1,539,691
'24	$1,529,966	$1,167,806	$1,569,905
'24	$1,551,960	$1,184,587	$1,594,877
'24	$1,574,069	$1,200,448	$1,620,939

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Institutional Class No Sales Charge	13.88%	4.31%	4.64%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
ICE BofA US High Yield Index	15.67%	4.53%	4.95%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 525,239,452
Holdings Count | Holding	339
Advisory Fees Paid, Amount	$ 2,436,783
InvestmentCompanyPortfolioTurnover	113.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	525,239,452
Number of Portfolio Holdings	339
Portfolio Turnover Rate (%)	113
Total Net Advisory Fees Paid ($)	2,436,783

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Corporate Bonds	92%
Exchange-Traded Funds	4%
Cash Equivalents	3%
Convertible Bonds	1%
Loan Participations and Assignments	1%
Government & Agency Obligations	0%
Warrants	0%
Common Stocks	0%
Other Assets and Liabilities, Net	(1%)
Total	100%

Sector Allocation

Sector	% of Net Assets
Energy	16%
Communication Services	15%
Industrials	13%
Consumer Discretionary	12%
Materials	10%
Utilities	7%
Health Care	6%
Financials	5%
Information Technology	4%
Consumer Staples	4%
Real Estate	2%

Credit Quality

Credit Rating	% of Net Assets
BBB	4%
BB	60%
B	27%
CCC	7%
Not Rated	1%

Material Fund Change [Text Block]